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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   Form 13F

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                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries. Institutional

Institutional Investment Manager Filing this Report:

Name:        Asia Pacific Associates III, Ltd.*
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Address:     c/o Intertrust Corporate Services (Cayman) Limited
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             190 Elgin Avenue
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             George Town
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             Grand Cayman KY1-9005, Cayman Islands
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Form 13F File Number: 28-14317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ta-Lin Hsu
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Title:       Director
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Phone:       (650) 838-8088
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Signature, Place, and Date of Signing:

      /s/ Ta-Lin Hsu        Palo Alto, California         April 10, 2013
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       [Signature]              [City, State]                 [Date]

    * The report on Form 13F for the period ended March 31, 2013 is being filed by Asia Pacific Associates III, Ltd., the general partner of Asia Pacific Growth Fund III, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:
                                              0
Number of Other Included Managers:       ------------
                                              1
Form 13F Information Table Entry Total:  ------------
                                           91,949
Form 13F Information Table Value Total:  ------------
                                         (thousands)

List of Other Managers Reporting for this Manager:

None.

                          FORM 13F INFORMATION TABLE

COLUMN 1  COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------  -------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                VOTING AUTHORITY
NAME OF   TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER     CLASS    CUSIP    (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
-------   -------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----

FABRINET   COMMON  G3323L100  120,803  6,293,564 SH        DEFINED            6,257,063